SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Detials 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Real Estate
Balance at beginning of period	$ 25,140,166	$ 28,350,102	$ 29,863,649
Purchase accounting adjustments and HHC distribution		(3,104,518)
Change in Master Planned Communities land			(70,156)
Additions	383,001	12,518	263,418
Impairments	(63,910)		(1,079,473)
Dispositions and write-offs	861,756	117,936	627,336
Balance at end of period	24,597,501	25,140,166	28,350,102
Reconciliation of Accumulated Depreciation
Balance at beginning of period	129,794	4,494,297	4,240,222
Depreciation expense	942,661	135,003	707,183
Dispositions and write-offs	98,270	4,499,506	453,108
Balance at end of period	$ 974,185	$ 129,794	$ 4,494,297